Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T (312) 845-3484 warren@chapman.com

January 17, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Roundhill ETF Trust (the “Trust”)

File Nos. 333-273052; 811-23887

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for Roundhill Bitcoin Covered Call Strategy ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 16 was filed electronically with the Securities and Exchange Commission on January 10, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren